Digital Assets - Schedule of Units Held, Cost Basis, and Fair Value of Hype Digital Assets (Details) $ in Thousands	Mar. 31, 2026 USD ($) Tokens	Dec. 31, 2025 USD ($) Tokens	Sep. 30, 2025 USD ($) Tokens	Jun. 30, 2025 USD ($) Tokens
Crypto Asset, Holding [Line Items]
Fair Value	$ 689,545	$ 327,610	$ 0	$ 0
HYPE Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Units | Tokens	18,826,355	12,857,533	0	0
Cost Basis	$ 752,966
Fair Value	$ 689,045	$ 327,610	$ 0	$ 0